Subsequent Events - Additional Information (Detail) CAD in Millions												2 Months Ended
	Sep. 28, 2016	Sep. 19, 2016 USD ($)	Sep. 01, 2016 USD ($)	Aug. 16, 2016 USD ($)	Aug. 16, 2016 CAD	Jul. 27, 2016 USD ($) lender	Jul. 02, 2016 shares	Nov. 12, 2013 USD ($)	Nov. 12, 2013 CAD	Nov. 10, 2011	Jun. 07, 2011 USD ($)	Aug. 31, 2016 USD ($)
Senior Secured Notes
Subsequent Event [Line Items]
Maturity date										Nov. 10, 2016
6.25% Convertible Debenture
Subsequent Event [Line Items]
Maturity date								Jun. 30, 2019	Jun. 30, 2019		Jun. 30, 2018
Interest rate								6.25%	6.25%		6.25%
Price per debenture								$ 1,000			$ 1,000
Proceeds from issuance of convertible debentures								$ 71,400,000	CAD 75.0		60,000,000
Face amount of debt											$ 60,000,000
Subsequent Event
Subsequent Event [Line Items]
Shares granted as EIP | shares							147,596
Operating lease for replacement of school vehicle												$ 44,800,000
Operating lease term												6 years
Annual lease payments												$ 6,000,000
Subsequent Event | Senior Secured Notes
Subsequent Event [Line Items]
Senior Secured Notes repurchased			$ 35,000,000
Maturity date	Nov. 10, 2016		Nov. 10, 2016			Nov. 10, 2016
Subsequent Event | Fourth Amended and Restated Credit Agreement | After Amendment
Subsequent Event [Line Items]
Line of credit facility						$ 340,000,000
Maturity date						Jul. 27, 2021
Number of additional lenders | lender						2
Subsequent Event | Fourth Amended and Restated Credit Agreement | After Amendment | United States
Subsequent Event [Line Items]
Line of credit facility						$ 290,000,000
Subsequent Event | Fourth Amended and Restated Credit Agreement | After Amendment | Canada
Subsequent Event [Line Items]
Line of credit facility						50,000,000
Subsequent Event | Fourth Amended and Restated Credit Agreement | Before Amendment
Subsequent Event [Line Items]
Line of credit facility						225,000,000
Subsequent Event | Fourth Amended and Restated Credit Agreement | Accordion Feature
Subsequent Event [Line Items]
Line of credit facility						$ 100,000,000
Subsequent Event | 5.25% Convertible Unsecured Subordinated Debenture
Subsequent Event [Line Items]
Maturity date				Sep. 30, 2021	Sep. 30, 2021
Interest rate				5.25%	5.25%
Price per debenture				$ 1,000
Proceeds from issuance of convertible debentures				$ 65,800,000	CAD 85.0
Subsequent Event | 6.25% Convertible Debenture
Subsequent Event [Line Items]
Interest rate	6.25%
Extinguishment of debt		$ 60,000,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Operating lease fixed interest rate												2.00%
Subsequent Event | Maximum
Subsequent Event [Line Items]
Operating lease fixed interest rate												3.60%